Non-Current Financial Assets - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non financial assets.
Research tax credit current	€ 9,764	€ 10,829	€ 9,217	€ 7,228
Liquidity contract [member]
Disclosure of non financial assets.
Number of treasury shares	9,000